Acquisitions (Detail) - Series of Individually Immaterial Business Acquisitions [Member] $ in Millions	12 Months Ended
	Jun. 30, 2015 USD ($) acquisition	Jun. 30, 2014 USD ($) acquisition	Jun. 30, 2013 USD ($) acquisition
Significant Acquisitions and Disposals [Line Items]
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 27	$ 14	$ 484
Payments to Acquire Businesses, Gross	$ 27	$ 19	621
Business Combination, Consideration Transferred, Liabilities Incurred			$ 114
Number of Businesses Acquired | acquisition	4	3	8